Revenues	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenues
12.	Revenues
The amounts in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2023	2024	2025
Time charter revenues	21,738,874	20,153,955	67,952,884
Voyage charter revenues	158,583,636	124,860,634	86,822,863
Other income	3,403,310	2,465,391	6,228,559

Total	183,725,820	147,479,980	161,004,306

Time charter agreements may have renewal options for one to 12 months. The related charter hire is generally payable in advance. The time charter party generally provides typical warranties regarding the speed and the performance of the vessel as well as some owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws, and carry only lawful and non-hazardous cargo.
The Company may enter into time charters ranging from one month to twelve months and in isolated cases on longer terms depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject only to the owner protective restrictions discussed above.
Vessels may also be chartered under voyage charters, where a contract is made for the use of a vessel under which the Company is paid freight on the basis of moving cargo from a loading port to a discharge port. A significant portion of the voyage hire is typically paid upon the completion of the voyage.
The amount of revenue earned as demurrage relating to the Company’s voyage charters for the years ended December 31, 2023, 2024 and 2025 was $19.2 million, $23.8 million and $12.1 million, respectively and is included within “Voyage charter revenues” in the above table.
As of December 31, 2024 and December 31, 2025, receivables from the Company’s voyage charters amounted to $11.8 million and $5.3 million, respectively.
As of December 31, 2024 and 2025, the Company recognized $652,769 and $1,107,956, respectively, of contract fulfillment costs which mainly represent bunker expenses incurred prior to commencement of loading relating to the Company’s voyage charters. These costs are recorded in “Other current assets” in the consolidated balance sheets.
As of December 31, 2024 and 2025, revenues relating to undelivered performance obligations of the Company’s voyage charters amounted to $5.4 million and $10.8 million, respectively. The Company recognized the undelivered performance obligation as of December 31, 2024 as revenues in the first quarter of 2025. The Company will recognize the undelivered performance obligation as of December 31, 2025 as revenues in the first quarter of 2026.